Fair value of financial instruments - Fair value, assets and liabilities measured on recurring and nonrecurring basis (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Fair value, inputs, level 1 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Repurchase agreement, fair value disclosure	$ 0
Fair value, inputs, level 2 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Repurchase agreement, fair value disclosure	472
Fair value, inputs, level 3 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Repurchase agreement, fair value disclosure	0
Fair value measurements, recurring [Member] | Fair value, inputs, level 1 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Loans receivable, fair value disclosure	0
Fair value measurements, recurring [Member] | Fair value, inputs, level 2 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Loans receivable, fair value disclosure	0
Fair value measurements, recurring [Member] | Fair value, inputs, level 3 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Loans receivable, fair value disclosure	163,520
Fair value measurements, nonrecurring [Member] | Fair value, inputs, level 1 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Transfer of mortgage to real estate owned, fair value disclosure	0
Fair value measurements, nonrecurring [Member] | Fair value, inputs, level 2 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Transfer of mortgage to real estate owned, fair value disclosure	0
Fair value measurements, nonrecurring [Member] | Fair value, inputs, level 3 [Member]
Fair value, assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Transfer of mortgage to real estate owned, fair value disclosure	$ 4,399